Quarterly Data (unaudited)	12 Months Ended
Nov. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data (unaudited)
Quarterly Data (unaudited)

	First	Second	Third	Fourth
(In thousands, except per share amounts)
2014
Revenues	$1,363,095	1,818,745	2,014,034	2,583,938
Gross profit from sales of homes	$286,053	409,615	456,162	584,403
Earnings before income taxes	$125,876	203,630	262,335	377,943
Net earnings attributable to Lennar	$78,117	137,719	177,757	245,323
Earnings per share:
Basic	$0.38	0.67	0.87	1.20
Diluted	$0.35	0.61	0.78	1.07
2013
Revenues	$990,243	1,426,881	1,602,768	1,915,203
Gross profit from sales of homes	$188,997	303,284	360,946	465,033
Earnings before income taxes	$53,321	162,289	189,359	276,972
Net earnings attributable to Lennar	$57,492	137,436	120,662	164,084
Earnings per share:
Basic	$0.30	0.71	0.62	0.84
Diluted	$0.26	0.61	0.54	0.73

Quarterly and year-to-date computations of per share amounts are made independently. Therefore, the sum of per share amounts for the quarters may not agree with per share amounts for the year.